Interest-Bearing Loans and Borrowings (Details Narrative) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Oct. 29, 2009 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 08, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2018 USD ($)	Nov. 03, 2017 USD ($)	May 18, 2017 USD ($)	Apr. 22, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate			9.96%	8.39%	7.12%
Loss on debt extinguishment			$ (0)	$ 4,157	$ (0)
Borrowing costs capitalised			16,026	19,444
Finance costs			65,236	48,928	41,185
Outstanding amount			542,350	540,591	514,929			$ 530,187
Amount of trade and other payable related to accrued interest			$ 23,277	26,270
Notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued						$ 500,000
Interest rate			10.75%
Description of debt instrument's scope			the 2025 Notes were used to satisfy and discharge the indenture governing the 2022 Notes, to repay all amounts outstanding under the Term Loan B Facility and to pay certain fees and expenses related to the offering, with the balance used for general corporate purposes.
Loss on debt extinguishment			$ 4,157
Description of collateral			The 2025 Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor and (ii) an assignment by way of security of the Vale Port Contract (collectively, the “Collateral”).
Borrowing costs capitalised			$ 15,927	19,414
Finance costs			$ 53,601	25,979
Notes 2025 [member] | Before August 1, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			35.00%
Debt Instrument, Redemption Price, Percentage			110.75%
Debt Instrument, Redemption, Description			an amount equal to the net cash proceeds of one or more equity offerings so long as at least 50% of the originally issued aggregate principal amount of the 2025 Notes remains outstanding.
Notes 2025 [member] | Prior to August 1, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Debt Instrument, Redemption, Description			(a) 100% of the principal amount of the 2025 Notes to be redeemed; plus (b) the applicable “make- whole” premium described in the indenture governing the 2025 Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates.
Notes 2025 [member] | Upon certain changes in law [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Debt Instrument, Redemption, Description			The Co-Issuers may also redeem all, but not less than all, of the 2025 Notes at a price equal to 100% of the principal amount plus accrued and unpaid interest, if any, upon certain changes in law that would trigger the payment of withholding taxes.
Notes 2025 [member] | Upon the occurence of certain change of control events [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			101.00%
Notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued											$ 375,000
Interest rate			7.25%
Loss on debt extinguishment				2,661
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed			100.00%
Borrowings, maturity			May 1, 2022
Redemption date			July 16, 2020
Finance costs			$ 0	14,727	27,188
Term Loan B Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			4.75%
Loss on debt extinguishment				1,496
Finance costs			$ 0	3,162	7,150
Notional amount									$ 100,000
Borrowings, interest rate basis			LIBOR
Debt Amortization Percentage			1.00%
Repayment date			July 8, 2020
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 41,964
Borrowing costs capitalised			$ 5,949
Borrowings, maturity			November 2, 2024 (1)
Finance costs			$ 608	1,006	$ 1,591
Borrowings, interest rate basis			six-month LIBOR
Number of periodic payments			16
Frequency of periodic payments			semi-annual installments
Outstanding amount			$ 12,463
BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			3.25%
Description of debt instrument's scope			The BBVA Facility was used to repay existing debt with BBVA, and for general corporate purposes.
Description of collateral			is secured by assignments of certain receivables
Borrowings, maturity			March 31, 2022(3)
Notional amount							$ 25,000
Borrowings, interest rate basis			LIBOR (180 days)
Frequency of periodic payments			quarterly
Outstanding amount			$ 12,000
Drawn down date			July 8, 2020
Term Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			3.15%
Description of debt instrument's scope			the Company entered into a $14,000 term loan facility (the “Term Bank Loan”) in order to finance the acquisition of two product tankers.
Borrowing costs capitalised			$ 99	30
Borrowings, maturity			May 18, 2025
Notional amount										$ 14,000
Borrowings, interest rate basis			LIBOR (90 days)
Number of periodic payments			20
Frequency of periodic payments			quarterly
Outstanding amount			$ 7,700
Balloon payment			$ 7,000
Maturity of borrowings			May 18, 2022
Term Bank loan [member] | Amended loan facility [member]
Disclosure of detailed information about borrowings [line items]
Description of debt instrument's scope	to amend the Term Bank Loan, extending its maturity and amending the repayment schedule.
Number of periodic payments	12
Frequency of periodic payments	quarterly
Balloon payment	$ 2,800
Six Liquid Barges [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			8.50%
Finance costs			$ 1,071	176
Notional amount				13,475
Borrowings, interest rate basis			fixed rate
Number of periodic payments			20
Frequency of periodic payments			quarterly
Outstanding amount			$ 11,213
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			5.00%
Description of debt instrument's scope			Navios Logistics entered into a purchase agreement with an unrelated third party for the acquisition of the 2020 Fleet.
Borrowings, maturity			March 22, 2024
Finance costs			$ 584	0
Notional amount				$ 15,000
Borrowings, interest rate basis			fixed rate
Number of periodic payments			3
Frequency of periodic payments			annual installments
Borrowings Periodic Payment			$ 5,000
Hidronave S.A. [member] | Pushboat Nazira [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			6.00%
Description of debt instrument's scope			in order to finance the construction of the pushboat Nazira.
Borrowings, interest rate basis			fixed rate
Repayment date			September 30, 2021
Non cash Or Part Non cash Acquisition Debt Assumed1		$ 817